787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 4, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Apollo Senior Floating Rate Fund Inc. Investment Company Act File No. 811-22481

Apollo Tactical Income Fund Inc.

Investment Company Act File No. 811-22591

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy for the Annual Meeting of Shareholders (the “Annual Meeting”) of Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (each, a “Fund,” and together, the “Funds”) to be held on or around June 7, 2022.

The Annual Meeting is being held for the following purposes:

1.	To elect Directors of each Fund.
2.	To consider the amendment of AFT’s fundamental investment restriction with respect to making loans. (Apollo Senior Floating Rate Fund Inc. only)
3.	To transact such other business as may properly come before the Annual Meetings or any adjournments or postponements thereof.

No fee is required in connection with this filing.

Should you have any questions or comments please contact the undersigned at (212) 728-8970 or Neesa Patel Sood at (202) 303-1232.

Very truly yours,
/s/ P. Jay Spinola
P. Jay Spinola

Enclosures

cc:	Joseph D. Glatt, Apollo Global Management, Inc. Kristin Hester, Apollo Global Management, Inc. Eric Barch, Apollo Global Management, Inc. Neesa Patel Sood, Willkie Farr & Gallagher LLP

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